S-K 1603(c) Fiduciary Duties to Other Companies	Feb. 25, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Accordingly, as a result of multiple business affiliations, our officers and directors may have similar legal obligations relating to presenting business opportunities meeting the above-listed criteria to multiple entities. Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Giri Devanur	BHAV Partners LLC	Business investment and financial advisory	Managing member
	reAlpha Tech Corp.	Real estate technology company	Executive Chairman
	Saara, Inc.	AI-based e-commerce solutions company	Director
	Srinivasam Foundation Inc	Non-profit organization	Trustee
Chaitanya Kumar Setti	OPELSOFT LLC	Information technology consulting company	Director
	Tropical Foods LLC	Food and beverage company	Director
	Talent2Meet Inc.	IT staff augmentation company	Director
	Nadas Fund LLC	Personal funds management company	Director
Balaji Swaminathan	SAIML Pte Ltd	Capital market services licensed company	Chief Executive Officer and Director
	reAlpha Tech Corp.	Real estate technology company	Director
	S Cube Digilytics Venture Pte Ltd.	Finance industry company	Director
	Turbo Tech Ltd.	Finance industry company	Director
	Allied Blenders and Distillers Limited	Finance industry company	Director
Individual	Entity	Entity’s Business	Affiliation
	AT Holdings Pte Ltd.	Finance industry company	Director
	Vibgyor Realty & Investments Private Limited	Finance industry company	Director
Piyush Sadana	Nearsite	Real estate technology company	Chief Executive Officer
	Real Estate Innovators Inc	Real estate innovation company	Director
	Rivocr Healthcare Inc	Diagnostics platform healthcare company	Director
John Patrick O’Connell	Conall Coaching Services	Executive advisory and coaching services firm	Owner
	Society for Information Management	Professional organization	Director of Academic Committee
	The Center at West Park	Arts center	Director and Secretary